Biological assets - Rollforward (Details) - CAD ($) $ in Thousands	12 Months Ended
	May 31, 2019	May 31, 2018
Reconciliation of changes in biological assets
Biological assets at beginning of period	$ 7,331	$ 1,408
Changes in fair value less costs to sell due to biological transformation	40,607	23,302
Purchased as part of business acquisition		826
Production costs capitalized	47,747	12,143
Transferred to inventory upon harvest	(76,960)	(30,348)
Balance at the end	$ 18,725	$ 7,331